Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	WP Trust
Entity Central Index Key	0001645192
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
IPS Strategic Capital Absolute Return Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	IPS Strategic Capital Absolute Return Fund
Class Name	Institutional Class
Trading Symbol	IPSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about IPS Strategic Capital Absolute Return Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://investpsfunds.com. You can also request this information by contacting us at 1-866-959-9260.
Additional Information Phone Number	1-866-959-9260
Additional Information Website	https://investpsfunds.com
Expenses [Text Block]
What were the Fund costs for the six-month period?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
IPS Strategic Capital Absolute Return Fund	$82	1.62%[1]

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Fund underperformed during the period. The shortfall was driven by positions held during the period, specifically China, Gold, and Silver, which underperformed relative to the S&P 500. The rest of the Fund's strategy has remained steady and unchanged. The Fund's investment framework, which combines high positive gamma with low net theta cost and manages vega exposure dynamically, remains in place. The Adviser believes the framework continues to be sound. The Fund's strategy depends on adjusting positions in a timely way. Gamma, theta, and vega exposures must be recalibrated as markets move and volatility regimes shift.

High Gamma, Low Theta: The Core Structural Advantage

Conventional options portfolios force a tradeoff. High positive gamma causes a portfolio's market sensitivity to rise in rallies and fall in drawdowns, but it typically comes at the cost of significant time decay. Owning gamma means paying theta. For most funds, that theta drag becomes a persistent headwind that erodes returns in quiet, range-bound markets.

The Adviser structures the portfolio to break this tradeoff. Long gamma exposure is financed through the strategic use of OCC-cleared box spreads, which monetize prevailing interest rates to fund synthetic long positions in calls and puts. This allows the portfolio to maintain robust positive gamma without bearing the full theta burden that would ordinarily accompany it. When operating as designed, the portfolio can participate in directional moves in either direction while incurring minimal time-decay cost during periods of low realized volatility.

One consequence of a high positive gamma portfolio is that beta management becomes largely self-executing. Gamma is the mechanism by which a portfolio's market sensitivity rises during uptrends and falls during downtrends, which is the behavior an active manager would otherwise engineer manually. The Adviser reinforces this by monitoring and rebalancing beta at key inflection points, increasing exposure during early-stage rebounds and reducing it as momentum matures.

Conclusion
The period's underperformance reflects the results of specific positions in China, Gold, and Silver rather than any change in the Fund's approach. The integration of high positive gamma, low net theta, and dynamically rebalanced vega remains the foundation of the Fund's strategy. That approach is designed to capture upside during rallies, limit drawdown exposure during dislocations, and maintain positive carry across volatility environments.

The Adviser remains committed to this framework and will continue to calibrate vega, gamma, and theta positioning to the prevailing opportunity set as volatility regimes evolve.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Five Years	Ten Years
IPS Strategic Capital Absolute Return Fund	3.12%	5.22%	5.99%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 40,687,299
Holdings Count | shares	22
Advisory Fees Paid, Amount	$ 215,626
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$40,687,299
Number of Portfolio Holdings	22
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$215,626

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets) * Net Cash represents money market funds and other assets in excess of liabilities.